Goodwill - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, projected period	5 years
Growth rate used to extrapolate cash flow projections, initial period	2 years
Agriculture
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.00%	2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Agriculture | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Agriculture | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Energy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.00%	2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Energy | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Energy | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Agrinvest
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Capital Markets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
USA Clearing
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
UK Clearing
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
I.L.S. Brokers Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
I.L.S. Brokers Limited | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
I.L.S. Brokers Limited | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
X-Change Financial Access LLC
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
X-Change Financial Access LLC | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
X-Change Financial Access LLC | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
CSC Commodities UK Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
CSC Commodities UK Limited | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
CSC Commodities UK Limited | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Physical Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Arfinco S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Arfinco S.A. | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Arfinco S.A. | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Aarna Capital Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Hamilton Court
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Marex Spectron Europe Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Marex Spectron Europe Limited | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Marex Spectron Europe Limited | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
OTCex
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
OTCex | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
OTCex | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
ProTrader
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
ProTrader | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
ProTrader | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Volatility Performance Fund S.A.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Volatility Performance Fund S.A. | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Volatility Performance Fund S.A. | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Volcap Trading Partners Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Volcap Trading Partners Limited | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Volcap Trading Partners Limited | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Cowen's Prime Services and Outsourced Trading Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Cowen's Prime Services and Outsourced Trading Business | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Cowen's Prime Services and Outsourced Trading Business | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Rosenthal Collins Group
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Rosenthal Collins Group | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Rosenthal Collins Group | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Dropet
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Dropet | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Dropet | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%
Recycled Metals
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.00%
Growth rate used to extrapolate cash flow projections, revenues, years one and two	3.00%
Growth rate used to extrapolate cash flow projections, direct costs	4.00%
Recycled Metals | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	0.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	0.00%
Recycled Metals | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections, revenues, years three to five	2.00%
Growth rate used to extrapolate cash flow projections, direct costs, stabilization rate	2.00%